Summary of Significant Accounting Policies - Schedule of Revenue by Revenue Source (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues:
Revenues	¥ 1,150,444	$ 164,511	¥ 806,877	¥ 669,503
Al And Other Segments [Member]
Revenues:
Revenues	535,163	76,527	289,689	219,369
Al And Other Segments [Member] | Advertising agency services
Revenues:
Revenues	238,985	34,174	78,036	89,275
Al And Other Segments [Member] | Multi-cloud Management Services
Revenues:
Revenues	136,331	19,495	87,242	87,747
Al And Other Segments [Member] | Sale and rental of robotic products
Revenues:
Revenues	145,866	20,859	111,577	22,034
Al And Other Segments [Member] | Technical, AI application services and others
Revenues:
Revenues	13,981	1,999	12,834	20,313
Internet Services | Online Advertising
Revenues:
Revenues	212,474	30,383	184,655	109,339
Internet Services | Internet value-added services
Revenues:
Revenues	¥ 402,807	$ 57,601	¥ 332,533	¥ 340,795